1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

August 29, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	UBS RMA Tax-Free Fund Inc. (the “Registrant”)
File Nos. 2-78310 and 811-3504
Post-Effective Amendment No. 47 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the undersigned hereby certifies, on behalf of the Registrant, that the form of Prospectus that would have been filed by the Registrant pursuant to Rule 497(c) under the Act does not differ from the form of Prospectus dated August 29, 2013 included in the Amendment, as filed electronically via EDGAR with the Commission on August 28, 2013.

If you have any questions or comments, please contact the undersigned at 202.261.3458.

Sincerely,

/s/ Brenden P. Carroll

Brenden P. Carroll

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